Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS MUNICIPAL BOND OPPORTUNITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000797923
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 05, 2012
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND (Prospectus Summary) | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEBX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND (Prospectus Summary) | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBCX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND (Prospectus Summary) | DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMBZX